Asset Quality - Schedule of Modifications for Borrowers Experiencing Financial Difficulty (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 595	$ 534	$ 295
Percentage of Amortized Cost Basis	0.56%	0.51%	0.26%
Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 9	$ 32	$ 2
Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	429	387	186
Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	27	49	53
Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	130	66	54
Total commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 565	$ 499	$ 269
Percentage of Amortized Cost Basis	0.74%	0.69%	0.35%
Total commercial loans | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 2	$ 28	$ 0
Total commercial loans | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	425	383	184
Total commercial loans | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	27	47	51
Total commercial loans | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	111	41	34
Total commercial loans | Commercial and Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 304	$ 163	$ 263
Percentage of Amortized Cost Basis	0.53%	0.31%	0.47%
Total commercial loans | Commercial and Industrial | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 2	$ 0	$ 0
Total commercial loans | Commercial and Industrial | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	236	118	180
Total commercial loans | Commercial and Industrial | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	22	25	49
Total commercial loans | Commercial and Industrial | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	44	20	34
Total commercial loans | Total commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 261	$ 336	$ 6
Percentage of Amortized Cost Basis	1.58%	2.07%	0.03%
Total commercial loans | Total commercial real estate loans | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 0	$ 28	$ 0
Total commercial loans | Total commercial real estate loans | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	189	265	4
Total commercial loans | Total commercial real estate loans | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	5	22	2
Total commercial loans | Total commercial real estate loans | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	67	21	0
Total commercial loans | Real estate — commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 231	$ 307	$ 6
Percentage of Amortized Cost Basis	1.69%	2.31%	0.04%
Total commercial loans | Real estate — commercial mortgage | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 0	$ 28	$ 0
Total commercial loans | Real estate — commercial mortgage | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	159	236	4
Total commercial loans | Real estate — commercial mortgage | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	5	22	2
Total commercial loans | Real estate — commercial mortgage | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	67	21	0
Total commercial loans | Real estate — construction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 30	$ 29	$ 0
Percentage of Amortized Cost Basis	1.05%	0.99%	0.00%
Total commercial loans | Real estate — construction | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 0	$ 0	$ 0
Total commercial loans | Real estate — construction | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	30	29	0
Total commercial loans | Real estate — construction | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	0	0
Total commercial loans | Real estate — construction | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	0	0
Total consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 30	$ 35	$ 26
Percentage of Amortized Cost Basis	0.10%	0.11%	0.07%
Total consumer loans | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 7	$ 4	$ 2
Total consumer loans | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	4	4	2
Total consumer loans | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	2	2
Total consumer loans | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	19	25	20
Total consumer loans | Real estate — residential mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 14	$ 14	$ 10
Percentage of Amortized Cost Basis	0.07%	0.07%	0.05%
Total consumer loans | Real estate — residential mortgage | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 3	$ 1	$ 0
Total consumer loans | Real estate — residential mortgage | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	1	1	0
Total consumer loans | Real estate — residential mortgage | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	0	1
Total consumer loans | Real estate — residential mortgage | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	10	12	9
Total consumer loans | Home equity loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 9	$ 13	$ 9
Percentage of Amortized Cost Basis	0.16%	0.20%	0.13%
Total consumer loans | Home equity loans | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 4	$ 3	$ 2
Total consumer loans | Home equity loans | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	1	1	1
Total consumer loans | Home equity loans | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	2	1
Total consumer loans | Home equity loans | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	4	7	5
Total consumer loans | Other consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 4	$ 5	$ 3
Percentage of Amortized Cost Basis	0.09%	0.10%	0.05%
Total consumer loans | Other consumer loans | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 0	$ 0	$ 0
Total consumer loans | Other consumer loans | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	2	2	1
Total consumer loans | Other consumer loans | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	0	0
Total consumer loans | Other consumer loans | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	2	3	2
Total consumer loans | Commercial credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 3	$ 3	$ 4
Percentage of Amortized Cost Basis	0.31%	0.31%	0.40%
Total consumer loans | Commercial credit card | Interest Rate Reduction
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 0	$ 0	$ 0
Total consumer loans | Commercial credit card | Term Extension
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	0	0
Total consumer loans | Commercial credit card | Other
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	0	0	0
Total consumer loans | Commercial credit card | Combination
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost Basis	$ 3	$ 3	$ 4